Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,177	$ 2,279	$ 6,383	$ 6,280
Pension costs	47	98	251	338
Share-based compensation expense	8,011	6,448	20,460	20,269
Other compensation	7	12	25	34
Key management compensation	$ 10,242	$ 8,837	$ 27,119	$ 26,921